CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 489,679	$ 472,672	$ 425,772
Cost of sales	(455,252)	(437,577)	(395,545)
Gross profit	34,427	35,095	30,227
Other operating income	593	1,365	433
Selling, general and administrative, research and development expenses	(28,502)	(25,855)	(24,472)
Other operating expenses	(1)	(12)	0
Net impairment loss on financial and contract assets	(140)	(585)	(4,640)
Operating profit	6,377	10,008	1,548
Finance costs	(1,913)	(2,304)	(2,527)
Finance income	145	208	205
Share of loss of associates	(2)	(2)	(2)
Gain on disposal of investment	662	0	0
Exchange gain	861	823	679
Other income	587	878	570
Other expenses	0	(234)	(9)
Profit before tax	6,717	9,377	464
Income tax expense	(1,503)	(2,809)	(162)
Profit/(loss) for the year	5,214	6,568	302
Attributable to:
Equity holders of the parent	3,670	3,486	3,867
Non-controlling interests	1,544	3,082	(3,565)
Profit/(loss) for the year	$ 5,214	$ 6,568	$ 302
Earnings per share
Basic profit for the year attributable to equity holders of the parent (in USD per share)	$ 0.18	$ 0.17	$ 0.19
Diluted profit for the year attributable to equity holders of the parent (in USD per share)	$ 0.18	$ 0.17	$ 0.19